MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

May 1, 2012

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Variable Insurance Trust (the “Trust”) (File No.  33-74668 and 811-8326) on Behalf of on behalf of MFS® Core Equity Series, MFS® Growth Series, MFS® Global Equity Series, MFS® High Income Series, MFS® Investors Growth Stock Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series; MFS® New Discovery Series, MFS® Research Bond Series, MFS® Research International Series, MFS® Research Series, MFS® Strategic Income Series, MFS® Total Return Series, MFS® Utilities Series and MFS Value® Series (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 33 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 26, 2012.

Please call the undersigned at (617) 954-5843 or Amy Nightengale at (617) 954-5169 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

SAP/bjn